Note 8 - Disclosure of Financial Instruments and Risk Management - Credit Risk Rating Grades (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Credit risk [member] | Risk Class 1 [member]
Statement Line Items [Line Items]
Gross carrying amount	€ 8,462	€ 31,654